Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” to our CEO (or “PEO”) and to other NEOs (“Non-PEO NEOs”) and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to our “Compensation Discussion and Analysis,” beginning on page 28.
Year (a)	Summary Comp. Total For PEO (Pertz)(1)(2) ($) (b)	Comp. Actually Paid to PEO (Pertz)(3) ($) (c)	Summary Comp. Table Total For PEO (Eubanks)(1)(2) ($) (d)	Comp. Actually Paid to PEO (Eubanks)(4)(5) ($) (e)	Average Summary Comp. Table Total For Non-PEO NEOs(6) ($) (f)	Average Compensation Actually Paid to Non- PEO NEOs(5)(7) ($) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income(10) ($) (mil) (j)	Adjusted EBITDA(11) ($) (mil) (k)
							TSR(8) ($) (h)	Peer Group TSR(9) ($) (i)
2024	—	—	8,349,563	11,707,918	2,551,218	2,938,155	106.46	248.51	174.7	911.9
2023	—	—	7,224,045	12,983,020	2,389,414	4,930,827	100.66	234.98	87.7	867.2
2022	6,407,543	6,921,382	5,998,572	5,715,405	3,196,317	3,106,223	61.45	143.44	170.6	788.3
2021	11,405,920	10,365,522	—	—	2,153,145	1,722,376	74.01	147.76	105.2	682.6
2020	13,901,789	4,380,602	—	—	2,617,295	1,914,878	80.45	111.48	16.0	566.0

(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to and served in the role of Executive Chairman until his retirement on May 5, 2023. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.

(2)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Messrs. Pertz and Eubanks, respectively, in the “Total” column of the Summary Compensation Table in the covered year, except for the amount of total compensation for Mr. Eubanks in the “Total” column of the Summary Compensation Table for 2021, which is included in the calculation of column (f) because, in 2021, Mr. Eubanks was serving as Executive Vice President and COO of the Company.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year.

	2022	2021	2020
Total Compensation for Mr. Pertz as reported in the Summary Compensation Table for the covered fiscal year	$6,407,543	$11,405,920	$13,901,789
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(3,855,858)	(8,909,828)	(11,499,846)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	3,333,311	10,006,043	10,140,498
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	712,867	(2,304,698)	(8,241,301)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	323,519	269,652	79,463
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	(101,567)	—
Compensation Actually Paid to Mr. Pertz(a)	6,921,382	10,365,522	4,380,602

(a)
Amounts may not add due to rounding.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eubanks in 2024, 2023 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eubanks’ total compensation for 2024 to determine the compensation actually paid:

	2024	2023(a)	2022
Total Compensation for Mr. Eubanks as reported in the Summary Compensation Table for the covered fiscal year	$8,349,563	$7,224,045	$5,998,572
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(5,699,958)	(4,799,958)	(3,556,168)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	6,418,322	7,785,046	3,315,123
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	2,668,900	2,773,887	(267,126)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	(28,909)	—	225,004
Compensation Actually Paid to Mr. Eubanks(b)	11,707,918	12,983,020	5,715,405

(a)
The amounts for 2023 have been restated to reflect the fair value of unvested performance-based awards at 200% instead of 100% based on the probable outcome of such performance-based vesting conditions as of the last day of 2023.

(b)
Amounts may not add due to rounding.

(5)
The amounts for 2023 have been restated to reflect the fair value of unvested performance-based awards at 200% instead of 100% based on the probable outcome of such performance-based vesting conditions as of the last day of 2023.
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2024 and 2023, Kurt McMaken, Daniel Castillo, Elizabeth Galloway and James Parks; (2) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; (3) for 2021, Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski; and (4) for 2020, Ronald Domanico, Michael Beech, Dana O’Brien and Raphael Shemanski.

(7)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for 2024 (excluding Mr. Eubanks) to determine the compensation actually paid:

	2024	2023(a)	2022	2021	2020
Average Total Compensation for non-CEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$2,551,218	$2,389,414	$3,196,317	$2,153,145	$2,617,295
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(1,212,410)	(1,337,444)	(1,719,833)	(1,259,854)	(1,587,256)
	2024	2023(a)	2022	2021	2020
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,365,209	2,086,270	1,750,569	1,048,473	1,410,262
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	197,617	1,788,177	(128,775)	(535,166)	(960,387)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	36,521	4,409	7,995	542,747	434,964
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—	(226,969)	—
Compensation Actually Paid to non-CEO NEOs	2,938,155	4,930,827	3,106,223	1,722,376	1,914,878

(a)
The amounts for 2023 have been restated to reflect the fair value of unvested performance-based awards at 200% instead of 100% based on the probable outcome of such performance-based vesting conditions as of the last day of 2023.

(8)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(9)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2024 10-K (the “2024 10-K Peer Group”). The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., UniFirst Corporation and Waste Management, Inc. The Company removed Stericycle, Inc. from its 2024 10-K Peer Group due to the fact it was acquired by Waste Management, Inc. in November 2024.

(10)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(11)
Adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A to this Proxy Statement and pages 34 to 38 of our 2024 10-K for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to and served in the role of Executive Chairman until his retirement on May 5, 2023. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.
(5)
The amounts for 2023 have been restated to reflect the fair value of unvested performance-based awards at 200% instead of 100% based on the probable outcome of such performance-based vesting conditions as of the last day of 2023.
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2024 and 2023, Kurt McMaken, Daniel Castillo, Elizabeth Galloway and James Parks; (2) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; (3) for 2021, Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski; and (4) for 2020, Ronald Domanico, Michael Beech, Dana O’Brien and Raphael Shemanski.

Peer Group Issuers, Footnote
(8)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(9)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2024 10-K (the “2024 10-K Peer Group”). The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., UniFirst Corporation and Waste Management, Inc. The Company removed Stericycle, Inc. from its 2024 10-K Peer Group due to the fact it was acquired by Waste Management, Inc. in November 2024.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year.
	2022	2021	2020
Total Compensation for Mr. Pertz as reported in the Summary Compensation Table for the covered fiscal year	$6,407,543	$11,405,920	$13,901,789
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(3,855,858)	(8,909,828)	(11,499,846)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	3,333,311	10,006,043	10,140,498
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	712,867	(2,304,698)	(8,241,301)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	323,519	269,652	79,463
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	(101,567)	—
Compensation Actually Paid to Mr. Pertz(a)	6,921,382	10,365,522	4,380,602
(a)
Amounts may not add due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 2,551,218	$ 2,389,414	$ 3,196,317	$ 2,153,145	$ 2,617,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,938,155	4,930,827	3,106,223	1,722,376	1,914,878
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Eubanks for 2024 and 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for 2024 (excluding Mr. Eubanks) to determine the compensation actually paid:
	2024	2023(a)	2022	2021	2020
Average Total Compensation for non-CEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$2,551,218	$2,389,414	$3,196,317	$2,153,145	$2,617,295
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(1,212,410)	(1,337,444)	(1,719,833)	(1,259,854)	(1,587,256)
	2024	2023(a)	2022	2021	2020
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,365,209	2,086,270	1,750,569	1,048,473	1,410,262
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	197,617	1,788,177	(128,775)	(535,166)	(960,387)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	36,521	4,409	7,995	542,747	434,964
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—	(226,969)	—
Compensation Actually Paid to non-CEO NEOs	2,938,155	4,930,827	3,106,223	1,722,376	1,914,878

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in our “Compensation Discussion and Analysis,” beginning on page 28, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. Although the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
■
Adjusted EBITDA

Non-GAAP operating profit

Revenue
AMS/DRS revenue
Free cash flow before dividends

Total Shareholder Return Amount	$ 106.46	100.66	61.45	74.01	80.45
Peer Group Total Shareholder Return Amount	248.51	234.98	143.44	147.76	111.48
Net Income (Loss)	$ 174,700,000	$ 87,700,000	$ 170,600,000	$ 105,200,000	$ 16,000,000
Company Selected Measure Amount	911,900,000	867,200,000	788,300,000	682,600,000	566,000,000
PEO Name	Mr. Eubanks
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(10)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(11)
Adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A to this Proxy Statement and pages 34 to 38 of our 2024 10-K for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating profit
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	AMS/DRS revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Free cash flow before dividends
Mr. Pertz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,407,543	$ 11,405,920	$ 13,901,789
PEO Actually Paid Compensation Amount			6,921,382	10,365,522	4,380,602
Mr. Eubanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,349,563	7,224,045	5,998,572
PEO Actually Paid Compensation Amount	11,707,918	12,983,020	5,715,405
PEO | Mr. Pertz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,855,858)	(8,909,828)	(11,499,846)
PEO | Mr. Pertz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,333,311	10,006,043	10,140,498
PEO | Mr. Pertz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			712,867	(2,304,698)	(8,241,301)
PEO | Mr. Pertz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			323,519	269,652	79,463
PEO | Mr. Pertz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(101,567)
PEO | Mr. Eubanks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,699,958)	(4,799,958)	(3,556,168)
PEO | Mr. Eubanks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,418,322	7,785,046	3,315,123
PEO | Mr. Eubanks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,668,900	2,773,887	(267,126)
PEO | Mr. Eubanks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,909)		225,004
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,212,410)	(1,337,444)	(1,719,833)	(1,259,854)	(1,587,256)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,365,209	2,086,270	1,750,569	1,048,473	1,410,262
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,617	1,788,177	(128,775)	(535,166)	(960,387)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,521	4,409	7,995	542,747	434,964
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (226,969)